Document And Entity Information	Nov. 09, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2023
Entity Registrant Name	Repare Therapeutics Inc.
Entity Central Index Key	0001808158
Entity Emerging Growth Company	false
Securities Act File Number	001-39335
Entity Incorporation, State or Country Code	A8
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	7171 Frederick-Banting, Building 2, Suite 270
Entity Address, City or Town	St-Laurent
Entity Address, State or Province	QC
Entity Address, Country	CA
Entity Address, Postal Zip Code	H4S 1Z9
City Area Code	857
Local Phone Number	412-7018
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares, no par value
Trading Symbol	RPTX
Security Exchange Name	NASDAQ